Quarterly Results Of Operations	12 Months Ended
Sep. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results Of Operations

12. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following is a summary of the Company’s unaudited quarterly results of operations.

	Fiscal 2016
	Quarter Ended
	December 31	March 31	June 30	September 30
Revenues	$11,462,125	$7,587,091	$9,862,578	$10,151,389
Income (loss) before provision for income taxes	$(5,167,118)	$(12,013,161)	$(1,730,795)	$913,190
Net income (loss)	$(2,799,118)	$(7,438,161)	$(786,795)	$737,190
Earnings (loss) per share	$(0.17)	$(0.44)	$(0.05)	$0.05

	Fiscal 2015
	Quarter Ended
	December 31	March 31	June 30	September 30
Revenues	$30,999,170	$14,679,034	$11,748,888	$13,455,001
Income (loss) before provision for income taxes	$14,875,761	$627,207	$(496,946)	$(848,681)
Net income (loss)	$10,233,761	$704,207	$(728,946)	$(887,681)
Earnings (loss) per share	$0.61	$0.04	$(0.04)	$(0.05)